Subsequent Events (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Feb. 09, 2023 $ / shares	Jan. 11, 2023 Options	Sep. 07, 2021 $ / shares	Dec. 31, 2022 USD ($) Options	Feb. 24, 2023	Jan. 31, 2023
Windsor Knutsen
Subsequent Events
Number of options to extend one year periods | Options				2
Lena Knutsen
Subsequent Events
Fixed term of contract				3 years
Fortaleza Knutsen
Subsequent Events
Fixed term of contract				3 years
Fortaleza Knutsen | Vessel
Subsequent Events
Fixed term of contract				3 years
Recife Knutsen
Subsequent Events
Fixed term of contract				3 years
Recife Knutsen | Vessel
Subsequent Events
Fixed term of contract				3 years
Series A Preferred unit
Subsequent Events
Cash distributions | $				$ 1.7
Common Units
Subsequent Events
Cash distributions paid in the period per unit | $ / shares			$ 0.52
Subsequent event | Windsor Knutsen
Subsequent Events
Fixed term of contract		1 year
Number of options to extend one year periods | Options		1
Subsequent event | Lena Knutsen
Subsequent Events
Fixed term of contract						3 years
Subsequent event | Tordis Knutsen | Vessel
Subsequent Events
Fixed term of contract	3 years
Subsequent event | Carmen Knutsen | Vessel
Subsequent Events
Fixed term of contract					1 year
Subsequent event | Common Units
Subsequent Events
Cash distributions paid in the period per unit | $ / shares	$ 0.026